Income Tax - Schedule of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforward	$ 423	$ 53
Investment in MSP Recovery, LLC	38,263
Start-up Costs	917	804
Transaction Costs	3,224
Total deferred tax assets	42,827	857
Valuation Allowance	$ (42,827)	$ (857)